Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	Dec 31, 2023	Dec 31, 2022

Other intangible assets	373,418	250,908
Less: Accumulated amortization	(189,531)	(91,331)

Total intangible assets, net	183,887	159,577

Schedule of Amortization Expenses	The following table summarizes the amortization expenses recorded in the consolidated statement of operations, for the year ended on December 31,2023, 2022 and 2021.
	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021

General and administrative expenses	98,200	78,616	22,179

Total	98,200	78,616	22,179